Income tax expense - Summary of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets Explanatory (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 102,889
Less than 1 year [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	9,006
1~2 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	7,444
2~3 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	9,253
More than 3 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 77,186